Expenses by Nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Salaries, short-term incentives, and other benefits	$ 247.3	$ 213.7
Share-based compensation	8.1	5.7
Other	4.5	6.4
Total expenses	$ 259.9	$ 225.8